Related Parties - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 15, 2023 EUR (€)	Jun. 15, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits | $	$ 5.5		$ 5.3	$ 4.8
Key management personnel compensation, share-based payments in shares | shares	1,724,726	1,724,726
Key management personnel non-cash stock-based compensation expense recognized | $	$ 1.1
Financing tax receivble percentage				80.00%	80.00%
State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Loan principal payment | $	1.6
Interest expense | $	$ 0.1
Bpifrance [Member]
Disclosure of transactions between related parties [line items]
Agreements extended maturity date	Oct. 15, 2025	Oct. 15, 2025
Finance advance | €								€ 5.3	€ 5.5
Interest expense | €		€ 0.5
Grand refundable advance received | €						€ 2.5	€ 2.8
Top of Range [member]
Disclosure of transactions between related parties [line items]
Grand refundable advance received | €						€ 6.4